Disposals and Impairments (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2014 Liquids item	Mar. 31, 2014 Water solutions	Mar. 31, 2014 Gavilon Energy Natural Gas Storage and Transportation Contracts	Mar. 31, 2014 Gavilon Energy Natural Gas Storage and Transportation Contracts Corporate and other	Feb. 28, 2014 High Sierra	Mar. 31, 2014 High Sierra Corporate and other
Disposals and Impairments
Payments for assignment of contracts			$ 44,800,000
Liability recorded in the acquisition accounting			50,800,000
Amortization of contract liabilities through cost of sales			6,000,000
Operating income				1,400,000		2,300,000
Proceeds from sale of business					10,800,000
Gain on sale of business					4,400,000
Gain on the sale of the business attributable to noncontrolling interest					1,600,000
Write down of property, plant and equipment	$ 5,300,000	$ 1,500,000
Number of natural gas liquids terminals	1
Number of water solutions facilities which experienced damage to property, plant and equipment		2